Deferred Tax Assets and Liabilities - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	¥ (2,531)	¥ (2,531)	¥ 291	¥ 2,594
Increase (decrease) due to changes in accounting policy	(203)	(863)
Recognized in consolidated statement of comprehensive income		(3,200)	(2,822)	(2,303)
Ending balance		(6,594)	(2,531)	291
Investments in equity instruments designated at fair value through other comprehensive income [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Increase (decrease) due to changes in accounting policy		(169)
Recognized in consolidated statement of comprehensive income		82
Ending balance		(87)
Provisions and impairment losses, primarily for doubtful debts [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	1,626	1,626	1,531	1,291
Increase (decrease) due to changes in accounting policy		203
Recognized in consolidated statement of comprehensive income		96	95	240
Ending balance		1,925	1,626	1,531
Property, plant and equipment and others [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	(4,007)	(4,007)	(1,006)	1,569
Increase (decrease) due to changes in accounting policy		(1,066)
Recognized in consolidated statement of comprehensive income		(3,369)	(3,001)	(2,575)
Ending balance		(8,442)	(4,007)	(1,006)
Deferred revenues and installation costs [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	19	19	35	60
Recognized in consolidated statement of comprehensive income		(9)	(16)	(25)
Ending balance		10	19	35
Available-for-sale equity securities [member]
Deferred tax assets and deferred tax liabilities recognized in the consolidated statement of financial position and the movements [line items]
Beginning balance	¥ (169)	(169)	(269)	(326)
Increase (decrease) due to changes in accounting policy		¥ 169
Recognized in consolidated statement of comprehensive income			100	57
Ending balance			¥ (169)	¥ (269)